Leases - Schedule of right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Right-of-use assets
Balance at the beginning of period	$ 205,300	$ 217,683
Additions	105,592	28,939
Disposals	0	(256)
Depreciation expense	(42,795)	(37,552)
Effect of change in exchange rates	(769)	245
Impairment of right-of-use asset	0	(3,759)	$ 0
Balance at the end of period	267,328	205,300	217,683
Lease obligations
Balance at the beginning of period	256,549	264,568
Additions	105,961	27,042
Disposals	0	(270)
Interest expense	7,257	7,019
Payments	(49,142)	(44,874)
Effect of change in exchange rates	(5,553)	3,064
Balance at the end of period	315,072	256,549	264,568
Lease liabilities total
Lease obligations, current	40,638	42,446
Lease obligations, non-current	274,434	214,103
Total lease obligations, as the end of period	$ 315,072	$ 256,549	$ 264,568